Shareholders’ Equity (Details Narrative) - USD ($)				2 Months Ended	5 Months Ended	9 Months Ended	12 Months Ended
	Sep. 07, 2021	Sep. 07, 2021	Aug. 16, 2021	Sep. 30, 2021	Dec. 31, 2021	Sep. 30, 2022	Dec. 31, 2021
Class of Stock [Line Items]
Preferred stock, shares authorized					1,000,000	1,000,000	1,000,000
Preferred stock, par value					$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares issued					0	0	0
Preferred stock, shares outstanding					0	0	0
Temporary equity shares redemption					11,500,000	11,500,000	11,500,000
Number of shares issued, value					$ 115,000,000
Shares issued price per share			$ 0.009		$ 18		$ 18
Warrants price					$ 0.01		0.01
Redemption of warrants description					the Company issues additional Class A Ordinary Shares or equity-linked securities for capital raising purposes in connection with the closing of our initial Business Combination at an issue price or effective issue price of less than $9.20 per share of Class A Ordinary Shares (with such issue price or effective issue price to be determined in good faith by our board of directors and, in the case of any such issuance to our sponsor or its affiliates, without taking into account any Founder Shares held by our sponsor or such affiliates, as applicable, prior to such issuance) (the “Newly Issued Price”), (y) the aggregate gross proceeds from such issuances represent more than 60% of the total equity proceeds, and interest thereon, available for the funding of our initial Business Combination on the date of the consummation of our initial Business Combination (net of redemptions), and (z) the volume weighted average trading price of our Class A Ordinary Shares during the 20 trading day period starting on the trading day prior to the day on which we consummate our initial Business Combination (such price, the “Market Value”) is below $9.20 per share, then the exercise price of the warrants will be adjusted (to the nearest cent) to be equal to 115% of the greater of the Market Value and the Newly Issued Price, and the $18.00 per share redemption trigger price described below under “Redemption of warrants” will be adjusted (to the nearest cent) to be equal to 180% of the greater of the Market Value and the Newly Issued Price	the Company issues additional shares of Class A ordinary shares or equity-linked securities for capital raising purposes in connection with the closing of our initial Business Combination at an issue price or effective issue price of less than $9.20 per share of Class A ordinary shares (with such issue price or effective issue price to be determined in good faith by our board of directors and, in the case of any such issuance to our sponsor or its affiliates, without taking into account any founder shares held by our sponsor or such affiliates, as applicable, prior to such issuance) (the “Newly Issued Price”), (y) the aggregate gross proceeds from such issuances represent more than 60% of the total equity proceeds, and interest thereon, available for the funding of our initial Business Combination on the date of the consummation of our initial Business Combination (net of redemptions), and (z) the volume weighted average trading price of our Class A ordinary shares during the 20 trading day period starting on the trading day prior to the day on which we consummate our initial Business Combination (such price, the “Market Value”) is below $9.20 per share, then the exercise price of the warrants will be adjusted (to the nearest cent) to be equal to 115% of the greater of the Market Value and the Newly Issued Price, and the $18.00 per share redemption trigger price described below under “Redemption of warrants” will be adjusted (to the nearest cent) to be equal to 180% of the greater of the Market Value and the Newly Issued Price
Stock issued during period, value, issued for services				$ 25,000	$ 25,000
Chief Financial Officer and Three Independant [Member]
Class of Stock [Line Items]
Stock issued during period, shares, employee stock ownership plan	12,500
Public Warrant [Member]
Class of Stock [Line Items]
Sale of stock, price per share					$ 11.50	$ 11.50	$ 11.50
Warrant [Member]
Class of Stock [Line Items]
Warrants and rights outstanding term					30 days	5 years	30 days
Warrants price						$ 0.01
Warrant description						the reported last sale price of the ordinary shares equals or exceeds $18 per share, for any 20 trading days within a 30-trading day period ending on the third trading day prior to the notice of redemption to Warrant holders
Redemption period					5 years
Warrant [Member] | Minimum [Member]
Class of Stock [Line Items]
Trading period after business combination used to measure dilution of warrant					20 days
Warrant [Member] | Maximum [Member]
Class of Stock [Line Items]
Trading period after business combination used to measure dilution of warrant					30 days
Chief Financial Officer And Three Independent Director [Member]
Class of Stock [Line Items]
Shares issued to officers		12,500
Common Class A [Member]
Class of Stock [Line Items]
Common stock, shares authorized					479,000,000	479,000,000	479,000,000
Common stock, par value					$ 0.0001	$ 0.0001	$ 0.0001
Common stock voting rights description						Holders of the Company’s Class A ordinary shares are entitled to one vote for each share
Common stock shares outstanding					528,075	528,075	528,075
Temporary equity shares redemption					11,500,000	11,500,000	11,500,000
Common stock shares issued					528,075	528,075	528,075
Redemption of ordinary shares							11,500,000
Common Class B [Member]
Class of Stock [Line Items]
Common stock, shares authorized					20,000,000	20,000,000	20,000,000
Common stock, par value					$ 0.0001	$ 0.0001	$ 0.0001
Common stock voting rights description						Holders of the Company’s Class B ordinary shares are entitled to one vote for each share
Common stock shares outstanding					2,875,000	2,875,000	2,875,000
Sale of IPO Units, shares			2,875,000		2,875,000
Number of shares issued, value			$ 25,000		$ 25,000
Common stock shares issued					2,875,000	2,875,000	2,875,000
Common Class B [Member] | Sponsor [Member]
Class of Stock [Line Items]
Ownership percentage					20.00%	20.00%	20.00%
Common Class B [Member] | Sponsor [Member]
Class of Stock [Line Items]
Sale of IPO Units, shares			2,875,000
Number of shares issued, value			$ 25,000
Shares issued price per share			$ 0.009
Common Class B [Member] | Sponsor [Member] | Founder Shares [Member]
Class of Stock [Line Items]
Common stock, par value			$ 0.009
Stock issued during period, shares, issued for services			2,875,000
Stock issued during period, value, issued for services			$ 25,000